Other assets	12 Months Ended
Jun. 30, 2024
Other Assets
Other assets	11. Other assets
	Consolidated Group
	2024 A$	2023 A$
Current
Prepayments	264,413	161,718
Deposits	29,942	69,942
Advances	-	125,122
	294,355	356,782